Financial Assets and Financial Liabilities - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest- bearing loans and borrowings [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	¥ 65,226	¥ 69,045	¥ 47,539
Changes from financing activities	(11,197)	(3,819)	21,506
Changes from operating activities
Lease termination
Additions
Accretion of interest
Ending balance	54,029	65,226	69,045
Lease liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	4,193	8,773	3,279
Changes from financing activities	(1,075)	(3,055)	(1,309)
Changes from operating activities			(859)
Lease termination	(3,307)	(6,734)	(1,151)
Additions	4,715	4,945	8,578
Accretion of interest	106	264	235
Ending balance	4,632	4,193	8,773
Due to shareholders [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	12,566	325	325
Changes from financing activities	(1,860)	12,240
Changes from operating activities	(9,690)
Lease termination
Additions		1
Accretion of interest
Ending balance	1,016	12,566	325
Due to related parties [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	531	488
Changes from financing activities	(531)		488
Changes from operating activities
Lease termination
Additions		43
Accretion of interest
Ending balance		¥ 531	¥ 488